POST-EMPLOYMENT BENEFITS - Sensitivity Analysis of Assumptions (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Defined benefit pension plan | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage increase	1.00%
Increase in actuarial assumption, Impact on Liability	$ (472)	$ (217)
Percentage decrease	1.00%
Decrease in actuarial assumption, Impact on Liability	$ 528	$ 251
Defined benefit pension plan | Discount rate | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage increase		0.25%
Percentage decrease		0.25%
Defined benefit pension plan | Discount rate | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage increase		1.00%
Percentage decrease		1.00%
Defined benefit pension plan | Rate of compensation increase
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage increase	1.00%
Increase in actuarial assumption, Impact on Liability	$ 60	$ 34
Percentage decrease	1.00%
Decrease in actuarial assumption, Impact on Liability	$ (44)	$ (31)
Defined benefit pension plan | Rate of compensation increase | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage increase		0.25%
Percentage decrease		0.25%
Defined benefit pension plan | Rate of compensation increase | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage increase		1.00%
Percentage decrease		1.00%
Post-employment plan | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage increase	1.00%
Increase in actuarial assumption, Impact on Liability	$ (9)	$ (28)
Percentage decrease	1.00%
Decrease in actuarial assumption, Impact on Liability	$ 11	$ 33
Post-employment plan | Discount rate | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage increase		0.25%
Percentage decrease		0.25%
Post-employment plan | Discount rate | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage increase		1.00%
Percentage decrease		1.00%
Post-employment plan | Health care cost trend rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage increase	1.00%
Increase in actuarial assumption, Impact on Liability	$ 2	$ 3
Percentage decrease	1.00%
Decrease in actuarial assumption, Impact on Liability	$ (1)	$ (2)
Post-employment plan | Health care cost trend rates | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage increase		0.50%
Percentage decrease	0.50%
Post-employment plan | Health care cost trend rates | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage increase		1.00%
Percentage decrease	1.00%